Other financial assets and financial liabilities - Other financial liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Foreign exchange portfolio		R$ 425,409	R$ 70,208
Structured financing		2,415,400	874,771
Credit cards operations		2,522,833	50,727
Contingent consideration		743,443	462,000
Commitments subject to possible redemption		1,080,721	0
Lease liabilities		318,555	208,448	R$ 255,406
Others		174,111	40,078
Total		7,680,472	1,706,232
Current		5,860,674	1,244,232
Non-current		R$ 1,819,798	R$ 462,000
Maturity period for the total contingent consideration payment		6 years
Contingent consideration		R$ 216,666
XPAC Acquisition Corp.
Disclosure of contingent liabilities [line items]
Shares, redemption period	24 months
Top of range
Disclosure of contingent liabilities [line items]
Contractual amount payable for contingent consideration		878,506
Bottom of range
Disclosure of contingent liabilities [line items]
Contractual amount payable for contingent consideration		R$ 0